10-K Acquisitions - Summary of Consideration Transferred to Acquire Businesses and Amounts of Identifiable Assets Acquired, Liabilities Assumed and Noncontrolling Interests (Details) - USD ($)
$ in Thousands
	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Fair value of consideration transferred:
Cash	$ 144,611	$ 355,212	$ 2,206,901	$ 960,449	$ 388,789
Change in open working capital settlements at year end			0	0	1,505
Consideration transferred	161,708	355,212	2,334,037	1,068,794	481,643
Recognized amounts of identifiable assets acquired and liabilities assumed associated with businesses acquired:
Accounts receivable	3,882	9,211	49,696	33,236	13,759
Prepaid expenses and other current assets	2,290	2,059	9,428	4,866	4,509
Operating lease right-of-use assets	587	1,715	4,707	5,972	5,247
Property and equipment	67,201	89,565	1,073,155	394,687	173,394
Indefinite-lived intangibles				9,557	13,465
Other assets			243	77	389
Current portion of operating lease liabilities	(53)	(830)	(1,546)	(1,370)	(509)
Deferred revenue	(761)	(3,077)	(10,761)	(8,389)	(1,821)
Long-term portion of operating lease liabilities	(534)	(885)	(3,161)	(4,602)	(4,738)
Other long-term liabilities	(4,543)	(631)	(6,915)	(13,976)	(2,136)
Deferred income taxes	(1,077)	(9,317)	(51,507)	(63,822)	(4,525)
Total identifiable net assets	124,855	140,611	1,509,446	614,199	296,340
Goodwill	36,853	214,601	824,591	454,595	185,303
Accounts Payable and Accrued Liabilities [Member]
Recognized amounts of identifiable assets acquired and liabilities assumed associated with businesses acquired:
Accounts payable and accrued liabilities	(4,159)	(20,382)	(56,633)	(37,827)	(14,174)
Debt [Member]
Fair value of consideration transferred:
Liabilities incurred	17,097	0	127,136	108,345	91,349
Contingent Consideration [Member]
Recognized amounts of identifiable assets acquired and liabilities assumed associated with businesses acquired:
Contingent consideration	(6,000)	(5,000)	(6,642)	(31,616)	(4,688)
Long Term Franchise Agreements And Contracts [Member]
Recognized amounts of identifiable assets acquired and liabilities assumed associated with businesses acquired:
Intangibles	58,630	4,994	239,866	134,827	59,149
Customer Lists [Member]
Recognized amounts of identifiable assets acquired and liabilities assumed associated with businesses acquired:
Intangibles	1,527	38,944	74,940	75,612	48,512
Permits and Other [Member]
Recognized amounts of identifiable assets acquired and liabilities assumed associated with businesses acquired:
Intangibles	$ 2,403	$ 34,245	$ 187,107	$ 116,967	$ 10,507